DEBT - Additional Information (Details)	1 Months Ended							12 Months Ended
	Dec. 31, 2016 vessel	Aug. 31, 2016 USD ($) vessel	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) vessel tranch	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) tranch	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2016 tanker	Jun. 30, 2014 USD ($)	Dec. 31, 2011 USD ($)
Debt Instrument [Line Items]
deferred finance cost, gross					$ 4,580,000				$ 4,580,000	$ 14,103,000
Accumulated amortization					(1,394,000)				(1,394,000)	(3,429,000)
Long-term Debt					806,456,000				806,456,000	992,631,000
loan arrangement fees								$ 9,500,000	500,000
Long-term Debt, Current Maturities					57,575,000				57,575,000	67,365,000
Deferred finance costs, net.					3,186,000				3,186,000	10,674,000
Number of VLCC vessels | tanker											6
Number of vessels owned, Suezmax tankers	10							10			6
Number of Vessels Owned, Product Tankers | vessel	11							11
Number of second hand vessels | vessel						2
Cash required to be maintained for covenant compliance					40,300,000				40,300,000	49,600,000
Long-term Debt, Excluding Current Maturities					745,695,000				$ 745,695,000	914,592,000
Ship Finance International Limited [Member]
Debt Instrument [Line Items]
Loan repayments					$ 112,700,000
LR2 Tanker [Member]
Debt Instrument [Line Items]
Number of tankers delivered | vessel								6	3
Loans Payable [Member] | Term Loan Facility, $420 Million [Member]
Debt Instrument [Line Items]
Principal amount													$ 420,000,000.0
Loans Payable [Member] | Term Loan Facility, $146.4 Million [Member]
Debt Instrument [Line Items]
Principal amount													146,400,000.0
Loans Payable [Member] | Term Loan Facility, $200.0 Million [Member]
Debt Instrument [Line Items]
Principal amount													$ 200,000,000.0
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Principal amount							$ 466,500,000.0
Loan repayments								$ 126,400,000	$ 13,100,000
Number of tranches | tranch							10
Maximum borrowing capacity of each tranche							$ 33,000,000.0
Loan margin percentage					1.90%		2.05%
Commitment fee percentage					0.82%
Amount drawn on delivery of tankers								$ 192,400,000	99,000,000
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member] | MR tanker [Member]
Debt Instrument [Line Items]
Periodic quarterly payment							$ 400,000
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member] | LR2 Tanker [Member]
Debt Instrument [Line Items]
Periodic quarterly payment							400,000
Loans Payable [Member] | Term loan facility $136.5 million [Member]
Debt Instrument [Line Items]
Principal amount							$ 136,500,000.0
Loans Payable [Member] | Term Loan Facility, $60.0 Million [Member]
Debt Instrument [Line Items]
Principal amount												$ 60,000,000.0
Loans Payable [Member] | Term Loan Facility, $420.0 Million, $200.0 Million, $146.4 Million, $60.0 Million [Member]
Debt Instrument [Line Items]
Loan repayments					$ 377,700,000
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Principal amount						$ 60,600,000.0
Periodic quarterly payment						$ 900,000
Term of debt						5 years
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate						1.80%
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Principal amount					500,100,000.0				500,100,000.0
Periodic quarterly payment					$ 9,500,000
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate					1.90%
Loans Payable [Member] | Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Principal amount				$ 275,000,000.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				6.25%
loan availability period				18 months
loan repayable period				18 months
Loans Payable [Member] | Term loan facility $109.2 million [Member]
Debt Instrument [Line Items]
Principal amount			$ 109,200,000
Number of part-financed vessels | vessel				2
Line of Credit Facility, Commitment Fee Percentage								0.76%
number of tranches | tranch				2
Debt Instrument, Unused Borrowing Capacity, Amount										54,600,000
Term of debt			17 years
Loans Payable [Member] | Term loan facility $109.2 million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate			1.90%
Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Principal amount		$ 328,400,000
Number of part-financed vessels | vessel		8
Amount drawn on delivery of tankers								$ 109,000,000
Term of debt		18 years
Loans Payable [Member] | Term loan facility $110.5 million [Member]
Debt Instrument [Line Items]
Principal amount										110,500,000
Number of part-financed vessels | vessel	2							2
Line of Credit Facility, Commitment Fee Percentage	0.76%
Term of debt	18 years
Loans Payable [Member] | Term loan facility $110.5 million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.90%
Suazmax Tankers [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of part-financed vessels - delivered | vessel								2
Number of vessels owned, Suezmax tankers | vessel		4
LR2 tanker [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of part-financed vessels - delivered | vessel								1
Number of Vessels Owned, Product Tankers | vessel		4
US Dollar denominated floating rate debt [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Long-term Debt										466,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Long-term Debt					$ 806,436,000				806,436,000	992,620,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Long-term Debt					248,337,000				248,337,000	314,315,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Long-term Debt					57,999,000				57,999,000	54,530,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Long-term Debt					500,100,000				500,100,000	461,997,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $109.2 million [Member]
Debt Instrument [Line Items]
Long-term Debt					0				0	53,797,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Long-term Debt					$ 0				$ 0	$ 107,981,000